Promissory Note - Evie	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Promissory Note - Evie
Promissory Note - Evie

Note 12 — Promissory Note - Evie

Prior to the consummation of the Reverse Acquisition, Bannix issued unsecured promissory notes to Evie Autonomous LTD (“Evie”) with a principal amount of $1,003,995 (the “Evie Autonomous Extension Notes”). The Evie Autonomous Extension Notes bear no interest and are repayable in full upon the earlier of (a) the date of the consummation of Bannix’s initial Business Combination, or (b) the date of Bannix’s liquidation. On December 26, 2024 and amended on May 27, 2025, Bannix entered into an agreement to defer payment of the Evie Autonomous Extension Notes. Under the deferment agreement, these amounts will not become payable until any Pre-Paid Advance issued in connection with the SEPA is repaid in full (See Note 14). The balance of $1,003,995 was assumed at the close of the Reverse Acquisition. As of December 31, 2025 and September 30, 2025, the balance of $1,003,995, owing to Evie is reported as promissory notes – Evie on the unaudited condensed consolidated balance sheets.

Note 7 — Promissory Note - Evie

Prior to the consummation of the Reverse Acquisition, Bannix issued unsecured promissory notes to Evie Autonomous LTD (“Evie”) with a principal amount of $1,003,995 (the “Evie Autonomous Extension Notes”). The Evie Autonomous Extension Notes bear no interest and are repayable in full upon the earlier of (a) the date of the consummation of Bannix’s initial Business Combination, or (b) the date of Bannix’s liquidation. On December 26, 2024 and amended on May 27, 2025, Bannix entered into an agreement to defer payment of the Evie Autonomous Extension Notes. Under the deferment agreement, these amounts will not become payable until any Pre-Paid Advance issued in connection with the SEPA is repaid in full (See Note 9). The balance of $1,003,995 was assumed at the close of the Reverse Acquisition. As of September 30, 2025 and 2024, the balance of $1,003,995 and $0, respectively, owing to Evie is reported as promissory notes – Evie on the consolidated balance sheets.